Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Intangible Assets
Goodwill and Intangible Assets

NOTE 3.  Goodwill and Intangible Assets

Purchased goodwill from acquisitions totaled $978 million in 2010, $1 million of which is deductible for tax purposes. Purchased goodwill from the four acquisitions that closed in 2009 totaled $15 million, $9 million of which is deductible for tax purposes. The acquisition activity in the following table also includes contingent consideration for pre-2009 acquisitions and the impacts of adjustments to the preliminary allocation of purchase price, which increased goodwill by $2 million in 2010 and reduced goodwill by $40 million in 2009. The amounts in the “Translation and other” column in the following table primarily relate to changes in foreign currency exchange rates. The goodwill balance by business segment follows:

Goodwill

(Millions)	Dec. 31, 2008 Balance	2009 acquisition activity	2009 translation and other	Dec. 31, 2009 Balance	2010 acquisition activity	2010 translation and other	Dec. 31, 2010 Balance
Industrial and Transportation	$1,711	$(4)	$50	$1,757	$8	$18	$1,783
Health Care	988	5	14	1,007	520	(21)	1,506
Display and Graphics	1,042	(44)	(8)	990	—	4	994
Consumer and Office	155	11	(11)	155	24	8	187
Safety, Security and Protection Services	1,157	6	57	1,220	428	22	1,670
Electro and Communications	700	1	2	703	—	(23)	680
Total Company	$5,753	$(25)	$104	$5,832	$980	$8	$6,820

Accounting standards require that goodwill be tested for impairment annually and between annual tests in certain circumstances such as a change in reporting units or the testing of recoverability of a significant asset group within a reporting unit. At 3M, reporting units generally correspond to a division.

As discussed in Note 17 to the Consolidated Financial Statements, effective in the first quarter of 2011, 3M made certain product moves between its business segments, with the resulting impact reflected in the goodwill balances by business segment above for all periods presented. For those changes that resulted in reporting unit changes, the Company applied the relative fair value method to determine the impact to reporting units. During the first quarter of 2011, the Company completed its assessment of any potential goodwill impairment for reporting units impacted by this new structure and determined that no impairment existed.

As discussed in Note 13, in June 2009, 3M tested the long lived assets grouping associated with the U.K. passport production activity of 3M’s Security Systems Division for recoverability. This circumstance required the Company to also test goodwill for impairment at the reporting unit (Security Systems Division) level. 3M completed its assessment of potential goodwill impairment for this reporting unit and determined that no goodwill impairment existed as of June 30, 2009. The Company also completed its annual goodwill impairment test in the fourth quarter of 2010 for all reporting units and determined that no impairment existed. In addition, the Company had no impairments of goodwill in prior years.

Acquired Intangible Assets

For 2010, intangible assets (excluding goodwill) acquired through business combinations increased the gross carrying amount by $663 million. Balances are also impacted by changes in foreign currency exchange rates. The gross carrying amount and accumulated amortization of acquired intangible assets as of December 31 follow:

(Millions)	2010	2009
Patents	$551	$457
Other amortizable intangible assets (primarily tradenames and customer-related intangibles)	2,016	1,528
Non-amortizable intangible assets (tradenames)	125	129
Total gross carrying amount	$2,692	$2,114
Accumulated amortization — patents	(345)	(339)
Accumulated amortization — other	(527)	(433)
Total accumulated amortization	(872)	(772)
Total intangible assets — net	$1,820	$1,342

3M has certain tradenames that are not amortized because of the long-time established name recognition in their respective industries.

Amortization expense for acquired intangible assets increased significantly in 2009 compared to 2008 due to the significant amount of acquired intangibles in 2008 (Note 2). Amortization expense for the years ended December 31 follows:

(Millions)	2010	2009	2008
Amortization expense	$176	$181	$122

Expected amortization expense for acquired amortizable intangible assets recorded as of December 31, 2010 follows:

(Millions)	2011	2012	2013	2014	2015	After 2015
Amortization expense	$208	$200	$189	$169	$157	$772

The preceding expected amortization expense is an estimate. Actual amounts of amortization expense may differ from estimated amounts due to additional intangible asset acquisitions, changes in foreign currency exchange rates, impairment of intangible assets, accelerated amortization of intangible assets and other events. 3M expenses the costs incurred to renew or extend the term of intangible assets.